Non-cash Investing and Financing Transactions Comprise (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares)	102,252	682,220	792,126
Increase (decrease) through share-based payment transactions, equity	$ 147	$ 2,012	$ 1,077
Additions to right-of-use assets	200
Increase (Decrease) in Lease Liability	$ 200